Financial Instruments and Risk Management - Interest Rate Risk (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 159,000,000	$ 0	$ 159,000,000
Fair value gain/(loss)		$ (4,500,000)	14,200,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage		1.00%
Reasonably possible change in risk variable, impact on interest expense		$ 5,900,000
Hedging instrument, term	5 years
Reasonably possible change in risk variable, unhedged items, impact on interest expense		2,400,000
Fair value gain/(loss)		$ 12,100,000
Reasonable possible change in risk variable, unrealized loss, percentage		0.25%
New credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 592,300,000
Unhedged borrowings		242,300,000
Prior credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 757,300,000	592,300,000	757,300,000
New Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		592,300,000
Unhedged borrowings		242,300,000
New Term Loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, term	5 years
Hedged item, liabilities	$ 350,000,000	350,000,000	350,000,000
Hedged item, subject to cancellation	150,000,000		150,000,000
New Term Loans, November | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	350,000,000		350,000,000
Hedged item, subject to cancellation	75,000,000		75,000,000
New Term Loans, June | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, subject to cancellation	75,000,000		75,000,000
Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	598,300,000	592,300,000	598,300,000
Revolver
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 159,000,000	0	$ 159,000,000
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on unrealized loss		2,100,000
Maximum | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on unrealized loss		$ 2,000,000